Discontinued Operation (Details) - Disposal Group Discontinued Operation [Member] - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 0	$ 0
Cost of sales	510,298	426,695
Gross loss	510,298	426,695
Operating expenses	25,109	16,732
Other (income) expenses, net	73	(525)
Loss before income tax	535,480	442,902
Income tax expenses	0	0
Net loss for the period/year	$ 535,480	$ 442,902